Leases (Details) - Schedule of Lease Liabilities Under Operating Leases	Mar. 31, 2024 USD ($)
Schedule of Lease Liabilities Under Operating Leases [Abstract]
2025	$ 5,294,771
2026	2,872,270
2027	1,913,295
2028	1,107,753
2029	448,400
Thereafter	621,050
Total lease payments	12,257,539
Less: imputed interest	(990,915)
Total lease liabilities	$ 11,266,624